Supplement to the

Fidelity Advisor Canada Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Canada Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

April 27, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 39.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

ACAN/ACANIB-07-01 June 29, 2007
1.848944.100

Supplement to the

Fidelity® International Value Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2006

The following information replaces similar information found in the "Fund Holdings Information" section on page 43.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

FIVB-07-01 June 29, 2007
1.848937.100

Supplement to the

Fidelity Advisor International Value Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® International Value Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2006

The following information replaces similar information found in the "Fund Holdings Information" section on page 44.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

AFIV/AFIVIB-07-01 June 29, 2007
1.848938.100

Supplement to the

Fidelity® International Discovery Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2006

The following information replaces similar information found in the "Fund Holdings Information" section on page 43.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

IGIB-07-01 June 29, 2007
1.811494.103

Supplement to the

Fidelity Advisor International Discovery Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® International Discovery Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2006

The following information replaces similar information found in the "Fund Holdings Information" section on page 44.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

AID/AIDB-07-01 June 29, 2007
1.811495.102